Net income (loss) per share - Schedule of potential dilutive securities excluded from diluted per share calculation (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	10,169,174	11,355,047	11,229,910
Outstanding share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	5,144,220	7,351,711	8,362,930
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	5,024,954	4,003,336	2,866,980